Redeemable Convertible Preferred Stock and Stockholders' Equity - Additional Information (Details)				12 Months Ended
	Apr. 30, 2025	Dec. 31, 2024 shares	Aug. 04, 2023 shares	Dec. 31, 2024 shares	Jun. 30, 2025 shares	Dec. 31, 2023 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized		18,721,541,692		18,721,541,692	18,721,541,692
Common stock, shares issued		462,105,898		462,105,898	462,684,023
Common stock, shares outstanding		462,105,898		462,105,898	462,684,023
Common stock voting rights	one	one
Convertible preferred stock terms of conversion		automatically be converted, based on the then-effective conversion price applicable to the relevant series of Preferred Shares upon the earlier of (i) the closing of an IPO that resulted in an offering of at least $600 million and aggregate gross proceeds of at least $60 million, or (ii) the date specified by written consent of the holders of sixty-six percent (66%) of such class of Preferred Shares.		automatically be converted, based on the then -effective conversion price applicable to the relevant series of Preferred Shares upon the earlier of (i) the closing of an IPO that resulted in an offering of at least $600 million and aggregate gross proceeds of at least $60 million, or (ii) the date specified by written consent of the holders of sixty-six percent (66%) of such class of Preferred Shares.
IKENA ONCOLOGY INC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized		150,000,000		150,000,000	150,000,000	150,000,000
Common stock, shares issued		4,021,458		4,021,458	4,021,458	4,021,458
Common stock, shares outstanding		4,021,458		4,021,458	4,021,458	4,021,458
Common stock voting rights				The holders of shares of voting common stock are entitled to one vote for each share of voting common stock held at all meetings of stockholders and written action in lieu of meetings; there is no cumulative voting. The holders of outstanding shares of voting common stock shall be entitled to elect two directors of the Company. Shares of non-voting common stock are convertible into shares of voting common stock on a 1:1 basis, upon written notice by the holder, subject to notice periods for certain holders.
Non-voting common stock to voting common stock, conversion ratio		1		1
Preferred Stock, Shares Issued		0		0	0	0
Convertible preferred stock terms of conversion				The Company agreed to hold a special meeting of stockholders to submit the approval of the conversion of the Series A Preferred Stock into shares of common stock, pursuant to which each share of Series A Preferred Stock would be convertible into 0.083 (rounded to the nearest one thousandth) shares of voting common stock, provided, however, that if such stockholder already held shares of the Company’s non-voting common stock prior to the conversion, such holder would receive shares of non-voting common stock in lieu of shares of voting common stock to the extent the issuance of shares of voting common stock to such holder would result in such holder, when aggregated with its affiliates for purposes of Section 13(d) of the Securities Exchange Act of 1934, as amended, beneficially owning more than 9.99% of the Company’s voting common stock. If stockholders had not approved the conversion of the Series A Preferred Stock into common stock by February 4, 2024 (six (6) months from the closing of the Acquisition), then, upon any attempted conversion, holders of Series A Preferred Stock may have thereafter required the Company to repurchase the Series A Preferred Stock at the then-current fair value of the underlying common stock.
Voting Common Stock | IKENA ONCOLOGY INC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares outstanding		3,490,744		3,490,744		3,490,744
Non-voting Common Stock | IKENA ONCOLOGY INC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares outstanding		530,714		530,714		530,714
Series A Preferred Stock | IKENA ONCOLOGY INC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock beneficial ownership, percentage			9.99%
Series A Preferred Stock | Pionyr Immunotherapeutics, Inc | IKENA ONCOLOGY INC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Preferred Stock, Shares Issued			4,153,439